UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended [March 31, 2005]

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one):    [ ]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              NTV Asset Management, LLC
Address:           216 Brooks Street
                   Suite 300
                   Charleston, WV  25301

Form 13F File Number: [028-11081]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Karen Setterstrom
Title:             Compliance Officer
Phone:             (304)353-9090

Signature, Place, and Date of Signing:

/s/ Karen Setterstrom            Charleston, West Virginia            [May 2005]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number    Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   4,512,457

Form 13F Information Table Value Total:   $191,913
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name

                                                     Form 13F INFORMATION TABLE

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                Column 1            Column 2     Column 3     Column 4   Column 5   Column 6   Column 7           Column 8

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                                                                                               OTHER
             NAME OF ISSUER         TITLE OF         CUSIP     VALUE     SHRS OR  INVESTMENT  MANAGERS      VOTING AUTHORITY
                                      CLASS                   (x$1000)   SH/PUT/  DISCRETION           ----------------------------
                                                                        PRN AMT
                                                                        PRN CALL                         SOLE       SHARED      NONE
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
Abbott Labs                                 Com     002824100       813    17,448       Sole             5,060      12,388
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                                       Unit Ltd
Alliance Cap Mgmt Hldg LP                 Partn     01855A101       389     8,265       Sole             6,465       1,800
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Affiliated Computer Services               Cl A     008190100       814    15,300       Sole            11,300       4,000
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing                   Com     053015103       688    15,325       Sole            14,550         775
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Amgen Inc                                   Com     031162100     1,446    24,864       Sole            18,289       6,575
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Asia Pac Fund Inc                           Com     044901106       747    51,000       Sole             48200        2800
------------------------------------------------------------------------------------------------------------------------------------
Air Prods & Chems                           Com     009158106       949    15,000       Sole            15,000           0
------------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorporation                      Com     032165102       555    21,400       Sole            17,800       3,600
------------------------------------------------------------------------------------------------------------------------------------
American Express                            Com     025816109       274     5,351     Shared             1,435       3,916
------------------------------------------------------------------------------------------------------------------------------------
Bank of America                             Com     060505104     1,335    30,285       Sole            26,385       3,900
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Baxter Intl                                 Com     071813109       712    20,960       Sole               800      20,160
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                                       Depostry
Biotech Holders                           Rcpts     09067D201       396     2,815       Sole             2,815           0
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BB&T Corp                                   Com     054937107    15,759   403,268     Shared           349,093      54,175
------------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp                            Com     092113109       405    12,250       Sole            11,250       1,000
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Bellsouth Corp                              Com     079860102     1,242    47,267       Sole            37,142      10,125
------------------------------------------------------------------------------------------------------------------------------------
Biomet                                      Com     090613100       592    16,325       Sole            10,575       5,750
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Bristol Myers Squibb                        Com     110122108     1,323    52,002       Sole            36,152      15,850
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BP Plc                            Sponsored ADR     055622104       797    12,775       Sole             8,323       4,452
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Burlington Res                              Com     122014103       427     8,735       Sole             5,185       3,550
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Berkshire Hathaway                         Cl B     084670207       242        85       Sole                21          64
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Anheuser Busch                              Com     035229103       259     5,480       Sole             3,180       2,300
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Boston Properties                           Com     101121101       219     3,650       Sole             3,150         500
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Citigroup                                   Com     172967101     2,172    48,347       Sole            28,792      19,555
------------------------------------------------------------------------------------------------------------------------------------
City Hldg                                   Com     177835105       829    28,071     Shared            21,271       6,800
------------------------------------------------------------------------------------------------------------------------------------
Chicos Fas                                  Com     168151102       214     7,600       Sole             7,600           0
------------------------------------------------------------------------------------------------------------------------------------
Checkfree Corp New                          Com     162813109       489    12,000       Sole            12,000           0
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

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Comcast Corp New                           Cl A     20030N101     1,847    54,697       Sole            40,450      14,247
------------------------------------------------------------------------------------------------------------------------------------
Choicepoint                                 Com     170388102       491    12,250       Sole            11,750         500
------------------------------------------------------------------------------------------------------------------------------------
Cisco Sys                                   Com     17275R102     1,129    63,121       Sole            37,281      25,840
------------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                       ADR     127209302     1,065    26,175       Sole            24,375       1,800
------------------------------------------------------------------------------------------------------------------------------------
CSX                                         Com     126408103       424    10,200     Shared                 0      10,200
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco                               Com     166764100     1,475    25,308       Sole            18,728       6,580
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Dominion Res                                Com     25746U109       488     6,560       Sole             2,755       3,805
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Diebold                                     Com     253651103       680    12,400       Sole            11,800         600
------------------------------------------------------------------------------------------------------------------------------------
DuPont E I De Nemours                       Com     263534109     1,212    23,672       Sole            10,472      13,200
------------------------------------------------------------------------------------------------------------------------------------
Dell                                        Com     24702R101       883    23,008       Sole            13,388       9,620
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Quest Diagnostic                            Com     74834L100       404     3,850       Sole             2,650       1,200
------------------------------------------------------------------------------------------------------------------------------------
Diamonds TR                          Unit Ser I     252787106       960     9,145       Sole             8,770         375
------------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co                              Com     254687106     1,281    44,596       Sole             2,944      41,652
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Dow Chem                                    Com     260543103     1,053    21,138       Sole             3,688      17,450
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D S T Sys                                   Com     233326107       669    14,500       Sole            12,950       1,550
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Duke Energy                                 Com     264399106       479    17,125       Sole             5,625      11,500
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IShares Tr                        DJ Select Div     464287168     1,444    24,090       Sole            21,125       2,965
------------------------------------------------------------------------------------------------------------------------------------
Ebay Inc                                    Com     278642103       772    20,250       Sole            16,850       3,400
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IShares Tr                          Emrg Mkt Fd     464287234       806     3,975       Sole             2,825       1,150
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IShares Tr                         MSCI Eafe FD     464287465     2,443    15,381       Sole            11,107       4,274
------------------------------------------------------------------------------------------------------------------------------------
Templeton Emerging Mkt                      Com     880191101       516    30,800       Sole            28,000       2,800
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EOG Res                                     Com     26875P101       355     7,300       Sole               500       6,800
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Enterprise Prods Partners                   Com     293792107       652    25,400     Shared            25,100         300
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Edwards Lifesciences                        Com     28176E108       724    16,765       Sole            14,025       2,740
------------------------------------------------------------------------------------------------------------------------------------
IShares Tr                          Japan Index     464286848       927    88,450       Sole            83,950       4,500
------------------------------------------------------------------------------------------------------------------------------------
First Data                                  Com     319963104       619    15,581       Sole             7,456       8,125
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Fiserv                                      Com     337738108     1,858    46,700       Sole            25,975      20,725
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Fortune Brands                              Com     349631101       261     3,246       Sole             3,246           0
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FPL Group                                   Com     302571104       404    10,074       Sole             8,674       1,400
------------------------------------------------------------------------------------------------------------------------------------
IShares Tr                          China Index     464287184       712    13,050       Sole            12,550         500
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co                                 Com     375766102     1,952    38,685       Sole               885      37,800
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics                            Com     369550108       780     7,290       Sole                50       7,240
------------------------------------------------------------------------------------------------------------------------------------
General Elec                                Com     369604103     7,631   211,640       Sole           118,820      92,820
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Goldman Sachs Group                         Com     38141G104       241     2,200       Sole               150       2,050
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

------------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares                       Com     446150104       713     29862     Shared             29862           0
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                                  Com     437076102     2,919    76,346       Sole            48,146      28,200
------------------------------------------------------------------------------------------------------------------------------------
Hawaiian Elec Industries                    Com     419870100       222      8700       Sole              8700           0
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Harrahs Entmt                               Com     413619107       281     4,353       Sole                 0       4,353
------------------------------------------------------------------------------------------------------------------------------------
Hartford Finl Svcs Group                    Com     416515104       738    10,802       Sole             9,802       1,000
------------------------------------------------------------------------------------------------------------------------------------
Heinz H J                                   Com     423074103       564    15,325       Sole            12,750       2,575
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Honeywell Intl                              Com     438516101       754    20,288       Sole            11,788       8,500
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                                     Com Sh Ben
Hospitality Pptys Tr                        Int     44106M102       377     9,350       Sole             2,850       6,500
------------------------------------------------------------------------------------------------------------------------------------
                                     Com Sh Ben
HRPT Pptys Tr                               Int     40426W101       227    19,100       Sole            14,100       5,000
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Hershey Foods                               Com     427866108       326     5,400       Sole               400       5,000
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IShares Tr                           Biotech Fd     464287556     2,029    31,940       Sole            22,915       9,025
------------------------------------------------------------------------------------------------------------------------------------
International Business Mach                 Com     459200101     3,042    33,298       Sole            21,298      12,000
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IShares Tr                           DJ Util Fd     464287697       386     5,420       Sole             4,920         500
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IShares Tr                           S&P MidCap     464287507     2,446    18,608       Sole             6,770      11,838
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IShares Tr                        S&P Small Cap     464287804     1,612    10,153       Sole             6,875       3,278
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Intel                                       Com     458140100     1,756    75,614       Sole            35,854      39,760
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IShares Tr                         Glbl Indx Fd     464287572       449     7,425       Sole             5,225       2,200
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                                        S&P 500
IShares Tr                          Barra Value     464287408     3,805    62,435       Sole             3,335      59,100
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IShares Tr                              S&P 500     464287200     1,167     9,908       Sole             4,187       5,721
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                                        S&P 500
IShares Tr                         Barra Growth     464287309     5,986   105,950       Sole             7,050      98,900
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IShares Tr                         Russell 2000     464287655     1,669    13,665       Sole            12,985         680
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                                        Russell
IShares Tr                               MidCap     464287499       409     5,200       Sole               700       4,500
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IShares Tr                           DJ US Indl     464287754       618    11,200       Sole             9,500       1,700
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                                    DJ US Basic
IShares Tr                            Materials     464287838       586    11,475       Sole             9,625       1,850
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IShares Tr                         DJ US Transn     464287192       332     5,000       Sole             4,600         400
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Johnson & Johnson                           Com     478160104     5,229    77,869       Sole            33,394      44,475
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Jefferson Pilot                             Com     475070108       328     6,700       Sole             1,900       4,800
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JPMorgan & Chase                            Com     46625H100       731    21,154       Sole             8,611      12,543
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

Kraft Foods                                 Com     50075N104       678    20,515       Sole            15,315       5,200
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Kinder Morgan                               Com     46455P101       451     5,968       Sole             4,393       1,575
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Kinder Morgan Energy                        Com     464550106      6000       270       Sole               270           0
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Coca Cola                                   Com     191216100     2,731    65,539       Sole            18,304      47,235
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Laboratory Corp Amer Hldgs                  Com     50540R409     1,556    32,300       Sole            31,025       1,275
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Lowes                                       Com     548661107       204     3,588       Sole             1,538       2,050
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IShares                           GS Corp Bd Fd     464287242       220     2,010       Sole             1,335         675
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Medtronic                                   Com     585055106     2,833    55,615       Sole            41,215      14,400
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Merrill Lynch & Co                          Com     590188108       564     9,975       Sole             8,225       1,750
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Altria Group                                Com     02209S103       459     7,020       Sole             2,870       4,150
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Motorola                                    Com     620076109       248    16,570       Sole             3,370      13,200
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Merck & Co                                  Com     589331107       204     6,313       Sole             5,213       1,100
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Microsoft                                   Com     594918104     2,975   123,100       Sole            78,700      44,400
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Murphy Oil                                  Com     626717102       278     2,825       Sole                50       2,775
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Mylan Labs                                  Com     628530107       262    14,788     Shared            14,001         787
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News Corp                                  Cl B     65248E203       685    38,930       Sole            29,730       9,200
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Nextel Communications                      Cl A     65332V103       801    28,390       Sole            24,590       3,800
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IShares Tr                           S&P Idx Fd     464287101     2,109    37,650       Sole             3,250      34,400
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Oracle                                      Com     68389X105       442    35,440       Sole               710      34,730
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Pitney Bowes                                Com     724479100     1,088    24,125       Sole            20,050       4,075
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Pepsico                                     Com     713448108     1,997    37,671       Sole            31,331       6,340
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Petsmart                                    Com     716768106       237     8,275       Sole             1,200       7,075
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Pfizer                                      Com     717081103     1,533    58,387       Sole            22,491      35,896
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Procter & Gamble                            Com     742718109     3,094    58,390       Sole            30,030      28,360
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Peoples Energy                              Com     711030106       211     5,050       Sole             4,750         300
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Progress Energy                             Com     743263105       257     6,150       Sole             5,150       1,000
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Piedmont Nat Gas                            Com     720186105       319    13,850       Sole            12,850       1,000
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Providian Finl Corp                         Com     74406A102       240    13,995     Shared            11,995       2,000
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Praxair                                     Com     74005P104       252     5,286       Sole                36       5,250
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Qualcomm                                    Com     747525103       259     7,089       Sole             3,089       4,000
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Nasdaq 100 Tr                        Unit Ser 1     631100104       808    22,102       Sole            21,429         673
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Rite Aid                                    Com     767754104       356    90,090       Sole            90,090           0
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Renal Care Group                            Com     759930100       400    10,550       Sole             9,800         750
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Pete                     NY Reg Eur     780257804     2,218    36,950       Sole            30,850       6,100
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RGC Res                                     Com     74955L103       875    33,562       Sole                 0      33,562
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

Donnelley R R & Sons                        Com     257867101     1,279    40,475       Sole            34,450       6,025
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Raytheon                                    Com     755111507       309     8,000       Sole                 0       8,000
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SBC Communications                          Com     78376G103       750    31,695       Sole            24,395       7,300
------------------------------------------------------------------------------------------------------------------------------------
Sungard Data Sys                            Com  67363103           312     9,050       Sole             5,550       3,500
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SEI Investments                             Com     784117103       479    13,300       Sole            12,150       1,150
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Schering Plough                             Com     806605101       832    45,894       Sole            16,894      29,000
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Schlumberger Ltd                            Com     806857108     3,483    49,430       Sole            26,655      22,775
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Southern Co                                 Com     842587107       522    16,425       Sole            14,275       2,150
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SPDR Tr                              Unit Ser 1     78462F103     2,119    17,971       Sole            17,321         650
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Symantec                                    Com     871503108       432    20,282       Sole            19,732         550
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Sysco                                       Com     871829107     1,420    39,690       Sole            27,390      12,300
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Teva Pharmaceutical                         ADR     881624209     2,136    68,950       Sole            54,850      14,100
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Thomson                                     Com     884903105       399    11,975       Sole             7,475       4,500
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Texas Instrs                                Com     882508104       249     9,807       Sole             3,757       6,050
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Tyco Intl Ltd New                           Com     902124106       922    27,295       Sole            16,740      10,555
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United Bankshares Inc WV                    Com     909907107     2,548    76,912     Shared            23,750      53,162
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United Parcel Service                      Cl B     911312106     1,420    19,533       Sole            14,680       4,853
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United Technologies                         Com     913017109       980     9,644       Sole             7,269       2,375
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Viacom                                     Cl B     925524308       936    26,900       Sole            23,990       2,910
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Vornado Rlty Tr                      Sh Ben Int     929042109       238     3,450       Sole             1,950       1,500
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Vodafone Group Plc New            Sponsored ADR     92857W100     1,049    39,516       Sole            33,605       5,911
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Verisign                                    Com     92343E102       393    13,700       Sole            12,700       1,000
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Vanguard Index Tr                 St Mrk Vipers     922908769       201     1,750       Sole                 0       1,750
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications                      Com     92343V104     1,371    38,642       Sole            24,470      14,172
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Walgreen                                    Com     931422109       963    21,700       Sole            15,250       6,450
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Waste Connections                           Com     941053100       751    21,635       Sole            19,860       1,775
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Wells Fargo & Co New                        Com     949746101       308     5,167       Sole             1,717       3,450
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Washington Mut                              Com     939322103       896    22,702       Sole            15,702       7,000
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Waste Mgmt Inc Del                          Com     94106L109     2,113    73,250       Sole            45,600      27,650
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Wal Mart Stores                             Com     931142103     1,048    20,929       Sole            11,164       9,765
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Wesbance                                    Com     950810101     1,133    41,210       Sole            37,790       3,420
------------------------------------------------------------------------------------------------------------------------------------
Wrigley Wm Jr                               Com     982526105     1,078    16,450       Sole            13,200       3,250
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Wyeth                                       Com     983024100       289     6,875       Sole             3,100       3,775
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil                                 Com     30231G102     7,786   130,638       Sole            79,327      51,311
------------------------------------------------------------------------------------------------------------------------------------
Dentsply                                    Com     249030107     1,248    22,950       Sole            13,825       9,125
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

------------------------------------------------------------------------------------------------------------------------------------
Zimmer Hldgs                                Com     98956P102       252     3,307       Sole               922       2,385
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                                                                191,913 4,512,457                    2,889,639   1,622,818
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